Equity (Details Narrative) - USD ($)													1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 31, 2025	Dec. 30, 2024	Dec. 18, 2024	Dec. 10, 2024	Sep. 26, 2024	Sep. 24, 2024	Sep. 23, 2024	Sep. 19, 2024	Aug. 26, 2024	May 28, 2024	May 22, 2024	Dec. 14, 2023	May 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 03, 2025	Aug. 27, 2025	Jul. 01, 2025	Apr. 25, 2025	Apr. 21, 2025	Jan. 03, 2025	Dec. 28, 2024	Dec. 23, 2024	Jan. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized												350,000,000			275,000,000				275,000,000		275,000,000	275,000,000
Common stock, par value															$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights																			The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.		The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Common stock, shares issued															5,205,098				5,205,098		819,516	258,529
Common stock, shares outstanding															5,205,098				5,205,098		819,516	258,529
Preferred stock, shares authorized												75,000,000			75,000,000				75,000,000		75,000,000	75,000,000
Preferred stock, par value												$ 0.0001			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding															1				1		1	0
Gain on extinguishment																	$ 152,782		$ 4,488,627	$ 680,762	$ 680,762
Shares issued to GEM																$ 329,996		$ 300,000
Legal fees											$ 409,000
Expected volatility																			110.95%
Risk free interest rate																			4.45%
Dividend rate																					0.00%
Preferred stock, shares issued															1				1		1	0
Shares Issued For Private Placement [Member]
Class of Stock [Line Items]
Warrant issue price per share													$ 6.90
Net proceeds from private placement													$ 330,000
Shares Issued For Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants issued													32,352
Warrants exercise price													$ 3.40
May Two Thousand Twenty Four Offering [Member]
Class of Stock [Line Items]
Purchase price per share											$ 90.00
Aggregate gross proceeds from offering											$ 2,500,000
Net proceeds from private placement											1,900,000
Transaction fees											$ 600,000
Warrant maturity date											May 28, 2024
May Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued											17,322
Warrants exercise price											$ 0.05
Grant date fair value of warrants issued											$ 660,000
May Two Thousand Twenty Four Offering [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share											$ 90.00
Warrants issued											27,778
Warrants exercise price											$ 90.00
Warrants expiration term											5 years
Expected volatility											87.00%
Risk free interest rate											4.60%
Dividend rate											0.00%
Grant date fair value of warrants issued											$ 722,000
May Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share											$ 90.00
Warrants issued											1,667
Warrants exercise price											$ 90.00
Warrants expiration term											5 years
Expected volatility											87.00%
Risk free interest rate											4.60%
Dividend rate											0.00%
Grant date fair value of warrants issued										$ 100,000
May Two Thousand Twenty Four Offering [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants expiration term											5 years
September Two Thousand Twenty Four Offering [Member]
Class of Stock [Line Items]
Purchase price per share						$ 42.49
Aggregate gross proceeds from offering					$ 5,000,000.0
Transaction fees					600,000
Net proceeds from private placement					$ 4,400,000
September Two Thousand Twenty Four Offering [Member] | H C Wainwright And Co Llc [Member]
Class of Stock [Line Items]
Percentage of placement agent fee to the aggregate purchase price						7.50%
[custom:PercentageOfManagementFee]						1.00%
Other Expenses						$ 50,000
September Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued					117,647
Fair value of warrants					$ 1,638,000
September Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share					$ 60.80
Warrants exercise price					$ 53.13
Warrants expiration term					5 years
Expected volatility					90.00%
Risk free interest rate					3.60%
Dividend rate					0.00%
Grant date fair value of warrants issued					$ 393,000
September Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member] | H C Wainwright And Co Llc [Member]
Class of Stock [Line Items]
Warrants expiration term											5 years
Percentage of placement agent fee to the aggregate purchase price						7.50%
September Twenty Six Two Thousand Twenty Four Series A Warrants And Series B Warrants [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share					$ 60.80
Warrants exercise price					$ 40.00
Warrants expiration term					5 years
Expected volatility					90.00%
Risk free interest rate					3.60%
September Twenty Six Two Thousand Twenty Four Series A Warrants And Series B Warrants [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants expiration term					1 year 6 months
Expected volatility					132.00%
Risk free interest rate					3.80%
September Twenty Six Two Thousand Twenty Four Series A Warrants And Series B Warrants [Member] | Series A And B Warrants [Member]
Class of Stock [Line Items]
Warrants issued					235,294
Dividend rate					0.00%
Fair value of warrants					$ 2,372,000
September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Shares issued					8,825
September Two Thousand Twenty Four Cp Bf Conversion And Settlement [Member]
Class of Stock [Line Items]
Debt outstanding settlement amount							$ 2,000,000
Vidello Limited [Member]
Class of Stock [Line Items]
Gain on extinguishment															$ 973,000				$ 973,000
Open Reel [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Number of shares issued			1,176,950
Warrants exercise price			$ 0.0001
Shares issued																													1,176,950
Open Reel [Member] | September Two Thousand Twenty Four Offering [Member] | Series A And B Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price				$ 40.00
Warrants exercise price, reduced				$ 25.00
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Shares excercised																			125,427
Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					275,000,000
Common stock, par value																					$ 0.0001
Common stock, shares issued																					819,516
Common stock, shares outstanding																					819,516
Preferred stock, shares authorized																					75,000,000
Preferred stock, par value																					$ 0.0001
Preferred stock, shares outstanding																					1
Shares issued to GEM																					$ 784,943
Preferred stock, shares issued																					1
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Investment company expense limitation agreement description																					10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Maximum floor price																															$ 2.00
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Investment company expense limitation agreement description																			10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Percentage of lowest daily volume weighted average price												90.00%
Commitment fee payable												$ 500,000			$ 500,000				$ 500,000
Purchase price per share												$ 500.00
Maximum floor price												$ 100.00																			$ 20.00
Floor price adjustment												The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day												75.00%
A T M Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued															406,772				406,772
Net proceeds																			$ 1,078,710
Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued																												15,000
Verista Partners Inc [Member]
Class of Stock [Line Items]
Common stock, shares issued									3,000
Shares issued to GEM									$ 49,800
Placement Agency Agreement [Member]
Class of Stock [Line Items]
Percentage of placement agent fee to the aggregate purchase price											7.00%
Decrease in placement agent fee											$ 25,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued															4,973,984				4,973,984		819,516
Common stock, shares outstanding															4,973,984				4,973,984		819,516
Shares issued to GEM																$ 6
Common Stock [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Shares issued to GEM																					$ 2
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												250,000,000			250,000,000				250,000,000		250,000,000	250,000,000
Common stock, par value												$ 0.0001
Common stock, shares issued															4,973,984				4,973,984		588,402	27,416
Common stock, shares outstanding												819,516			4,973,984				4,973,984		588,402	27,416
Preferred stock, shares outstanding												1
Common Class A [Member] | Shares Issued For Private Placement [Member]
Class of Stock [Line Items]
Common stock, shares authorized													31,885
Common Class A [Member] | Shares Issued For Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Class of Stock [Line Items]
Common stock issued by exercise of warrants													32,352
Common Class A [Member] | May Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Shares issued											10,456
Common Class A [Member] | May Two Thousand Twenty Four Offering [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Shares issued											10,456
Common Class A [Member] | May Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Shares issued											10,456
Common Class A [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Warrant issue price per share								$ 38.90
Warrants issued								133,134
Warrants exercise price								$ 40.20
Warrants expiration term								5 years
Shares issued								28,242
Expected volatility								87.00%
Risk free interest rate								3.50%
Dividend rate								0.00%
Grant date fair value of warrants issued							$ 1,014,703	$ 1,098,614
Common Class A [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued								104,892
Common Class A [Member] | September Two Thousand Twenty Four Cp Bf Conversion And Settlement [Member]
Class of Stock [Line Items]
Warrant issue price per share							$ 38.90
Warrants issued							56,555
Warrants exercise price							$ 38.90
Warrants expiration term							5 years
Shares issued							26,085
Expected volatility							87.00%
Risk free interest rate							3.50%
Dividend rate							0.00%
Common Class A [Member] | Alco [Member]
Class of Stock [Line Items]
Common stock, shares issued																											104,882
Common Class A [Member] | Vidello Limited [Member]
Class of Stock [Line Items]
Shares issued to GEM	$ 1,661,677
Number of shares issued	89,820
Common Class A [Member] | Open Reel [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.0001
Number of shares issued			93,056
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																			125,427
Common Class A [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares issued																					588,403
Common stock, shares outstanding																					588,403
Common Class A [Member] | A T M Agreement [Member]
Class of Stock [Line Items]
Common stock, par value																								$ 0.0001
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value												$ 0.0001
Asset acquisition consideration transferred												$ 100,000,000
Percentage of shares outstanding at the date of advance notice												9.99%
Percentage of average daily volume weighted average price												95.00%
Percentage of lowest daily volume weighted average price												96.00%
Purchase of stock percentage of voting power ownership limitation												19.99%
Conversion of Stock, Shares Converted																					2,891
Purchase of stock percentage of voting power ownership limitation												9.99%
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized		65,000	63,000
Common stock, par value												$ 0.0001
Asset acquisition consideration transferred												$ 100,000,000
Percentage of shares outstanding at the date of advance notice												9.99%
Percentage of average daily volume weighted average price												95.00%
Percentage of lowest daily volume weighted average price												96.00%
Purchase of stock percentage of voting power ownership limitation												19.99%
Shares issued as payment of deferred fee														1,420
Purchase price per share			$ 16.10									$ 5,000																		$ 16.80
Common stock convertible conversion price increase												1,000
Aggregate gross proceeds from offering			$ 881,000
Shares issued			55,000																		65,000
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Shares issued as payment of deferred fee														1,420
Common stock convertible conversion price increase												$ 100.00
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 1 Advance [Member]
Class of Stock [Line Items]
Common stock, shares authorized															1,266,001				1,266,001
Aggregate gross proceeds from offering																			$ 6,814,734
Gain on extinguishment																			$ 340,850
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Class of Stock [Line Items]
Common stock, shares authorized															1,179,000				1,179,000
Gain on extinguishment																			$ 431,000
Derivative liabilities															$ 431,203				$ 431,203
Shares sold		30,489													1,179,000				1,179,000
Gross proceeds		$ 48,000																	$ 10,779,127
Common Class A [Member] | Hudson Global Ventures, LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued																							52,000		23,600	40,000
Common Class A [Member] | Placement Agency Agreement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Debt interest rate											6.00%
Percentage of exercise price											110.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized												25,000,000			25,000,000				25,000,000		25,000,000	25,000,000
Common stock, shares issued															231,114				231,114		231,114	231,113
Common stock, shares outstanding															231,114				231,114		231,114	231,113
Common Class B [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares issued																					231,113
Common stock, shares outstanding																					231,113
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value												$ 0.0001
Purchase of stock percentage of voting power ownership limitation												19.99%
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value												$ 0.0001
Purchase of stock percentage of voting power ownership limitation												19.99%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued															5,205,098				5,205,098			258,529
Common stock, shares outstanding															5,205,098				5,205,098			258,529
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member]
Class of Stock [Line Items]
Shares issued						117,647
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued						117,647
Warrants exercise price						$ 0.01
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member] | H C Wainwright And Co Llc [Member]
Class of Stock [Line Items]
Warrants issued						8,825
Warrants exercise price						$ 53.13
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price						40.00
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price						$ 40.00
Shares issued						117,647
Common Stock [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares issued																					819,516
Common stock, shares outstanding																					819,516
Common Warrants [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued								$ 3,687,812
Pre Funded Warrant [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued								$ 4,080,194
Pre Funded Warrant [Member] | September Two Thousand Twenty Four Cp Bf Conversion And Settlement [Member]
Class of Stock [Line Items]
Warrants issued							30,470
C P B F Warrant [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued							$ 1,185,268
C P B F Pre Funded Warrant [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued							$ 1,577,893
Series FE Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																					$ 0.0001
Preferred stock, shares issued																					1
Series FE Preferred Stock [Member] | Open Reel [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.0001
Number of shares issued			1
Preferred stock term			2 years
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															275,000,000				275,000,000		275,000,000
Expected volatility																				62.12%	69.57%	110.95%
Risk free interest rate																				4.45%	4.45%	4.31%
Maximum [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum floor price												$ 1,000